LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

NOTE 11:-   LEASES

a.Lease agreements:

The Group’s facilities are leased under several lease agreements for periods ending up to 2027, with options to extend the leases ending up to 2029. In addition, the Group has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2021, 2020 and 2019 were approximately $8,297, $8,000 and $8,149, respectively. Lease expenses for the years ended December 31, 2021, 2020 and 2019 include an offset for sublease rental of $1,547, $1,405 and $1,359, respectively.

The Group’s capitalized operating lease agreements have remaining lease terms ranging from 1 year to 7.5 years, including agreements with options to extend the leases for up to 5 years.

NOTE 11:-   LEASES (Cont.)

The following table represents the weighted-average remaining lease term and discount rate:

Year ended
December 31,
2021
Weighted average remaining lease term	2.77 years
Weighted average discount rate	2.07%

The following table presents supplemental cash flows information related to the lease costs for operating and finance leases:

December 31,
2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases *)	$8,793

*) Total operating cash flows for operating leases have been reduced by lease receipt in the amount of $743 in connection with lease modification agreement of the Company’s U.S. subsidiary, due to lease termination prior to its scheduled expiration.

The discount rate was determined based on the estimated collateralized borrowing rate of the Group, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2022	$8,330
2023	8,309
2024	1,428
2025	722
2026 and thereafter	1,366

Total lease payments *)	$20,155

Less- imputed interest	$(625)
Present value of lease liabilities	$19,530

*) Total lease payments have not been reduced by sublease rental payments of $1,786 due in the future under non-cancelable subleases.

In connection with the Company’s offices lease agreement in Israel, the lessor has a lien of $5,100 which is included in short-term and restricted bank deposits.